Note 18: Segment Financial Data	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Note 18: Segment Financial Data

Note 18: Segment Financial Data

Our operations for the periods presented herein are classified into six principal segments. The segments are generally determined based on the management of the businesses and on the basis of separate groups of operating companies, each with general operating autonomy over diversified products and services.

Otis products include elevators, escalators, moving walkways and service sold to customers in the commercial and residential property industries around the world.

Carrier products include HVAC and refrigeration systems, controls, services and energy efficient products for residential, commercial, industrial and transportation applications.

UTC Fire & Security products include fire and special hazard and suppression systems and firefighting equipment, security, monitoring and rapid response systems and service and security personnel for a diversified international customer base principally in the industrial, commercial and residential property sectors.

Pratt & Whitney products include commercial, military, business jet and general aviation aircraft engines, parts and services, industrial gas turbines, geothermal power systems and space propulsion sold to a diversified customer base, including international and domestic commercial airlines and aircraft leasing companies, aircraft manufacturers, and U.S. and foreign governments. Pratt & Whitney also provides product support and a full range of overhaul, repair and fleet management services and produces land-based power generation equipment.

Hamilton Sundstrand provides aerospace and industrial products and aftermarket services for diversified industries worldwide. Aerospace products include power generation, management and distribution systems, flight systems, engine control systems, environmental control systems, fire protection and detection systems, auxiliary power units and propeller systems. Industrial products include air compressors, metering pumps and heavy duty process pumps.

Sikorsky products include military and commercial helicopters, aftermarket helicopter and aircraft parts and services.

On September 28, 2011, we announced a new organizational structure to better serve customers and drive growth and achieve greater efficiencies through greater integration across certain product lines. This new structure combines Carrier and UTC Fire & Security into a new segment called UTC Climate, Controls & Security. Beginning with the first quarter of 2012, Carrier and UTC Fire & Security will report combined financial and operational results as part of this new segment. As part of this new organizational structure, we also created UTC Propulsion & Aerospace Systems, a new organization consisting of Pratt & Whitney and Hamilton Sundstrand. Pratt & Whitney and Hamilton Sundstrand will continue to report their financial and operational results as separate segments, which is consistent with how we will allocate resources and measure the financial performance of these businesses. We have reported our financial and operational results for the periods presented herein under the six principal segments noted above, consistent with how we have reviewed our business operations for decision-making purposes, resource allocation and performance assessment during 2011.

Segment Information. Total sales by segment include intersegment sales, which are generally made at prices approximating those that the selling entity is able to obtain on external sales. Segment information for the years ended December 31 is as follows:

				Net Sales			Operating Profits
(Dollars in millions)				2011	2010	2009	2011	2010	2009
Otis				$12,437	$11,579	$11,723	$2,815	$2,575	$2,447
Carrier				11,969	11,386	11,335	1,520	1,062	740
UTC Fire & Security				6,895	6,490	5,503	692	714	493
Pratt & Whitney				13,430	12,935	12,392	1,999	1,987	1,835
Hamilton Sundstrand				6,150	5,608	5,560	1,082	918	857
Sikorsky				7,355	6,684	6,287	840	716	608

Total segment				58,236	54,682	52,800	8,948	7,972	6,980
Eliminations and other				(46)	(356)	(375)	(430)	(409)	(255)
General corporate expenses				-	-	-	(419)	(377)	(348)

Consolidated				$58,190	$54,326	$52,425	$8,099	$7,186	$6,377

	Total Assets			Capital Expenditures			Depreciation & Amortization
(Dollars in millions)	2011	2010	2009	2011	2010	2009	2011	2010	2009
Otis	$8,717	$8,097	$7,908	$75	$55	$67	$223	$211	$204
Carrier	9,432	9,472	9,804	189	138	90	164	183	191
UTC Fire & Security	12,198	12,365	10,304	116	96	72	268	274	214
Pratt & Whitney	10,705	10,139	10,063	290	321	288	332	340	329
Hamilton Sundstrand	8,593	8,540	8,509	163	117	114	172	172	174
Sikorsky	4,628	4,521	4,167	92	108	95	84	83	68

Total segment	54,273	53,134	50,755	925	835	726	1,243	1,263	1,180
Eliminations and other	7,179	5,359	5,007	58	30	100	104	93	78

Consolidated	$61,452	$58,493	$55,762	$983	$865	$826	$1,347	$1,356	$1,258

Geographic External Sales and Operating Profit. Geographic external sales and operating profits are attributed to the geographic regions based on their location of origin. U.S. external sales include export sales to commercial customers outside the U.S. and sales to the U.S. government, commercial and affiliated customers, which are known to be for resale to customers outside the U.S. Long-lived assets are net fixed assets attributed to the specific geographic regions.

	External Net Sales			Operating Profits			Long-Lived Assets
(Dollars in millions)	2011	2010	2009	2011	2010	2009	2011	2010	2009
United States Operations	$30,438	$28,911	$27,990	$4,586	$4,112	$3,771	$2,974	$3,013	$3,096
International Operations
Europe	12,601	11,957	12,216	2,136	1,872	1,743	1,210	1,282	1,346
Asia Pacific	9,394	7,986	7,173	1,513	1,229	990	883	839	845
Other	5,380	5,374	4,991	713	759	476	760	804	714
Eliminations and other	377	98	55	(849)	(786)	(603)	374	342	363

Consolidated	$58,190	$54,326	$52,425	$8,099	$7,186	$6,377	$6,201	$6,280	$6,364

Sales from U.S. operations include export sales as follows:

(Dollars in millions)	2011	2010	2009
Europe	$2,310	$1,918	$2,089
Asia Pacific	2,506	2,688	2,430
Other	3,141	2,690	2,477

	$7,957	$7,296	$6,996

Major Customers. Net Sales include sales under prime contracts and subcontracts to the U.S. government, primarily related to Pratt & Whitney, Hamilton Sundstrand and Sikorsky products, as follows:

(Dollars in millions)	2011	2010	2009
Pratt & Whitney	$3,696	$4,081	$3,942
Hamilton Sundstrand	1,043	1,137	1,230
Sikorsky	4,967	4,529	3,979
Other	125	153	127

	$9,831	$9,900	$9,278